SCHEDULE OF FUTURE AMORTIZATION COSTS (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2024	¥ 11,802
2025	11,802
2026	11,802
2027	11,802
2028	11,802
Thereafter	74,216
Intangible assets, net	¥ 133,226	¥ 194,361